This is filed pursuant to Rule 497(e).
File Nos. 333-85164 and and 811-21064.

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                             AllianceBernstein Global Research Growth Fund, Inc.
                                 AllianceBernstein Global Health Care Fund, Inc.
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Supplement dated March 6, 2008 to the Prospectus dated November 1, 2007, of the
AllianceBernstein Global Research Growth Fund, Inc., and of the
AllianceBernstein Global Health Care Fund, Inc.


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AllianceBernstein Global Research Growth Fund, Inc.
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The following information replaces certain information with respect to the
AllianceBernstein Global Research Growth Fund, Inc. in the Prospectus under the heading "Portfolio Managers."

The day-to-day management and investment decisions for the AllianceBernstein Global Research Growth Fund are made by the Adviser's Global Research Growth research sector heads, with oversight by the Adviser's Global Research Growth Portfolio Oversight Group. Effective June 30, 2008, Normal M. Fidel will no longer be a Global Research Growth research sector head, having been replaced by Steven Nussbaum, M.D. Dr. Nussbaum is a Senior Vice President and Research Analyst of the Adviser and has been associated with the Adviser in a substantially similar capacity to his current position since prior to 2003.

                                    * * * * *

AllianceBernstein Global Health Care Fund, Inc.
-----------------------------------------------

The following information replaces certain information with respect to the AllianceBernstein Global Health Care Fund, Inc. in the Prospectus under the heading "Portfolio Managers."

Effective June 30, 2008, the day-to-day management of and investment decisions for the AllianceBernstein Global Health Care Fund's portfolio will no longer be made by Mr. Norman Fidel. Mr. Fidel will be replaced by Steven Nussbaum, M.D. Dr. Nussbaum is a Senior Vice President and Research Analyst of the Adviser and has been associated with the Adviser in a substantially similar capacity to his current position since prior to 2003.

                                    * * * * *


This Supplement should be read in conjunction with the Prospectus for the Funds.

You should retain this Supplement with your Prospectus for future reference.

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